REVENUE CONCENTRATION (Tables)	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Schedule of Revenue from External Customers by Geographic Areas
Revenues by geography are determined based on the country of the Company’s contracting entity, which may be different than the country of the customer. Countries for which revenue accounted for more than 10% of the Company’s total revenue for the twelve months ended September 30, 2024, 2023, and 2022 were as follows (amounts in thousands):

	Twelve Months Ended September 30,
	2024	2023	2022
United States	$135,344	$134,957	$113,499
United Kingdom	17,607	*	*
All other countries	19,132	37,595	31,305
Total revenue	$172,083	$172,552	$144,804
*Revenues from the United Kingdom were not greater than 10% of the Company’s total revenue for this period and are included in the all other countries total.